Convertible Notes and Warrant Liability (Details) - Schedule of Warrants - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Warrants [Abstract]
Balance at the beginning of the year	$ 55	$ 374
Liability Warrants issued during the period		13,446	1,966
Liability Warrants exercised during the period		(3,519)
Liability Warrants modified to Equity Warrants		(222)
Change in fair value measurement	(49)	(10,024)	(1,592)
Warrant Liability at the end of the year	$ 6	$ 55	$ 374